CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 294,592	$ 27,910
Prepaids and advances	21,131	62,038
Due from related parties	25,230	0
Total current assets	340,953	89,948
Assets from discontinued operation	0	820,534
Long term deposit	0	10,000
Capital assets	62,122	107,473
Mineral properties	0	0
Total assets	403,075	1,027,955
Current
Accounts payable	227,840	343,869
Accrued liabilities	208,529	221,019
Due to related parties	146,504	327,138
Total current liabilities	582,873	892,026
Liabilities from discontinued operation	0	213,461
Common share purchase warrants liability	510,045	0
Total liabilities	1,092,918	1,105,487
SHAREHOLDERS' EQUITY
Authorized 500,000,000 Common Shares, $0.0001 per share par value Issued and outstanding 80,253,840 Common Shares (December 31, 2013 - 62,753,840)	8,025	6,275
Additional paid-in capital	42,081,820	41,533,256
Deficit accumulated during the exploration stage	(42,779,688)	(41,617,063)
Total shareholders' deficit	(689,843)	(77,532)
Total liabilities and shareholders' deficit	$ 403,075	$ 1,027,955